FINANCIAL STATEMENT DETAILS - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 941,311	$ 1,363,548	$ 915,376	$ 1,077,466
Restricted cash included in other current assets	0	7,195	7,119	0
Restricted cash included in other non-current assets	7,861	0	0	6,640
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	37,659	436,401	383,489	341,089
Restricted cash included in other non-current assets of discontinued operations	0	111	257	874
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$ 986,831	$ 1,807,255	$ 1,306,241	$ 1,426,069